2. REGULATORY FRAMEWORK (Details 5)	12 Months Ended
Dec. 31, 2020
Se3120 remuneration to hydroelectric generators 1 [member]
Disclosure of Regulatory Framework [Line Items]
Technology and scale	Medium Pumped HI Capacity > 120 ≤ 300 MW
Remuneration Under Se No 3120	132,000
Se3120 remuneration to hydroelectric generators 2 [member]
Disclosure of Regulatory Framework [Line Items]
Technology and scale	Renewable HI Capacity ≤ 50 MW
Remuneration Under Se No 3120	297,000
SE3120 additional remuneration to hydroelectric generators [member]
Disclosure of Regulatory Framework [Line Items]
Technology and scale	Medium HI Capacity > 120 ≤ 300 MW
Remuneration Under Se No 3120	132,000
SE3120 additional remuneration to hydroelectric generators [member]
Disclosure of Regulatory Framework [Line Items]
Technology and scale	Small HI Capacity > 50 ≤ 120 MW
Remuneration Under Se No 3120	181,500